Securities sold under repurchase agreements and interbank and institutional market funds (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 362,786	R$ 293,440
Assets Pledged As Collateral [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	159,719	90,819
Assets Pledged As Collateral [Member] | Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 128,600	66,665
Assets Pledged As Collateral [Member] | Government Securities – Other Countries [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	11.30%
Assets Pledged As Collateral [Member] | Government Securities – Other Countries [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	100.00%
Assets Pledged As Collateral [Member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 30,714	22,562
Assets Pledged As Collateral [Member] | Corporate Securities [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	45.00%
Assets Pledged As Collateral [Member] | Corporate Securities [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	95.00%
Assets Pledged As Collateral [Member] | Own issue [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 8	8
Assets Pledged As Collateral [Member] | Own issue [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	13.80%
Assets Pledged As Collateral [Member] | Own issue [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	15.75%
Assets Pledged As Collateral [Member] | Foreign Securities [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 397	1,584
Assets Pledged As Collateral [Member] | Foreign Securities [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	7.25%
Assets Pledged As Collateral [Member] | Foreign Securities [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	4.10%
Assets Received As Collateral [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 127,437	127,375
Assets Received As Collateral [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	11.65%
Assets Received As Collateral [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	11.30%
Right To Sell Or Repledge Collateral [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 75,630	75,246
Right To Sell Or Repledge Collateral [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	98.50%
Right To Sell Or Repledge Collateral [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of securities sold under repurchase agreements	4.75%
Current [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 331,405	270,798
Current [member] | Assets Pledged As Collateral [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	159,712	90,700
Current [member] | Assets Pledged As Collateral [Member] | Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	128,600	66,665
Current [member] | Assets Pledged As Collateral [Member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	30,714	22,562
Current [member] | Assets Pledged As Collateral [Member] | Own issue [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	1	2
Current [member] | Assets Pledged As Collateral [Member] | Foreign Securities [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	397	1,471
Current [member] | Assets Received As Collateral [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	127,437	127,375
Current [member] | Right To Sell Or Repledge Collateral [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	44,256	52,723
Non Current [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	31,381	22,642
Non Current [Member] | Assets Pledged As Collateral [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	7	119
Non Current [Member] | Assets Pledged As Collateral [Member] | Own issue [member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	7	6
Non Current [Member] | Assets Pledged As Collateral [Member] | Foreign Securities [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements		113
Non Current [Member] | Right To Sell Or Repledge Collateral [Member]
IfrsStatementLineItems [Line Items]
Securities sold under repurchase agreements	R$ 31,374	R$ 22,523